Derivative Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Values Of Derivative Contracts

Fair Values of Derivative Contracts:

	September 30, 2017
Balance sheet location	Gross Fair Value of Assets	Gross amounts offset against assets in the Balance Sheet	Net Fair Value of Assets presented in the Balance Sheet
	(in thousands)
Derivative financial instruments, current assets	$13,904	$(6,952)	$6,952
Derivative financial instruments, long-term assets	10,654	(5,372)	5,282

Total	$24,558	$(12,324)	$12,234

Balance sheet location	Gross Fair Value of Liabilities	Gross amounts offset against liabilities in the Balance Sheet	Net Fair Value of Liabilities presented in the Balance Sheet
	(in thousands)
Derivative financial instruments, current liabilities	$7,300	$(6,952)	$348
Derivative financial instruments, long-term liabilities	5,372	(5,372)	—

Total	$12,672	$(12,324)	$348

	December 31, 2016
Balance sheet location	Gross Fair Value of Assets	Gross amounts offset against assets in the Balance Sheet	Net Fair Value of Assets presented in the Balance Sheet
	(in thousands)
Derivative financial instruments, current assets	$3,296	$(3,213)	$83
Derivative financial instruments, long-term assets	12,477	(11,754)	723

Total	$15,773	$(14,967)	$806

Balance sheet location	Gross Fair Value of Liabilities	Gross amounts offset against liabilities in the Balance Sheet	Net Fair Value of Liabilities presented in the Balance Sheet
	(in thousands)
Derivative financial instruments, current liabilities	$24,420	$(3,213)	$21,207
Derivative financial instruments, long-term liabilities	16,236	(11,754)	4,482

Total	$40,656	$(14,967)	$25,689

	December 31, 2016
Balance sheet location	Gross Fair Value of Assets	Gross amounts offset against assets in the Balance Sheet	Net Fair Value of Assets presented in the Balance Sheet
		(in thousands)
Derivative financial instruments, current assets	$3,296	$(3,213)	$83
Derivative financial instruments, long-term assets	12,477	(11,754)	723

Total	$15,773	$(14,967)	$806

Balance sheet location	Gross Fair Value of Liabilities	Gross amounts offset against liabilities in the Balance Sheet	Net Fair Value of Liabilities presented in the Balance Sheet
		(in thousands)
Derivative financial instruments, current liabilities	$24,420	$(3,213)	$21,207
Derivative financial instruments, long-term liabilities	16,236	(11,754)	4,482

Total	$40,656	$(14,967)	$25,689

	December 31, 2015
Balance sheet location	Gross Fair Value of Assets	Gross amounts offset against assets in the Balance Sheet	Net Fair Value of Assets presented in the Balance Sheet
		(in thousands)
Derivative financial instruments, current assets	$86,000	$(23,369)	$62,631
Derivative financial instruments, long-term assets	80,106	(38,471)	41,635

Total	$166,106	$(61,840)	$104,266

Balance sheet location	Gross Fair Value of Liabilities	Gross amounts offset against liabilities in the Balance Sheet	Net Fair Value of Liabilities presented in the Balance Sheet
		(in thousands)
Derivative financial instruments, current liabilities	$23,369	$(23,369)	$—
Derivative financial instruments, long-term liabilities	38,471	(38,471)	—

Total	$61,840	$(61,840)	$—

Effect Of Derivative Instruments In The Consolidated Statements Of Operations

Derivatives not designated as hedging instruments under ASC 815	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(in thousands)
Gain (loss) on derivative contracts
Oil commodity contracts	$(10,873)	$577	$31,665	$(22,794)
Natural gas commodity contracts	1,035	3,265	6,763	(506)
Natural gas liquids commodity contracts	(630)	(334)	(404)	(670)

Total gain (loss) on derivative contracts	$(10,468)	$3,508	$38,024	$(23,970)

Derivatives not designated as hedging instruments under ASC 815	Year Ended December 31,
	2016	2015	2014
	(in thousands)
Gain (loss) on derivative contracts
Oil commodity contracts	$(36,572)	$113,295	$82,510
Natural gas commodity contracts	(2,410)	10,712	14,049
Natural gas liquids commodity contracts	(1,478)	134	—

Total gain (loss) on derivative contracts	$(40,460)	$124,141	$96,559

Oil Derivative Contracts [Member]
Open Derivative Contracts

OIL DERIVATIVE CONTRACTS

	Volume in Bbls	Weighted Average	Range
Period and Type of Contract			High	Low
2017
Price Swap Contracts	643,500	$51.16	$57.25	$46.00
Collar Contracts
Long Call Options	46,000	85.00	85.00	85.00
Short Call Options	437,000	60.51	85.00	54.40
Long Put Options	391,000	48.24	50.00	47.00
Short Put Options	299,000	36.38	37.00	35.00
2018
Price Swap Contracts	1,825,000	52.74	57.25	50.27
Collar Contracts
Long Call Options	365,000	54.00	54.00	54.00
Short Call Options	2,190,000	60.87	62.00	60.50
Long Put Options	1,825,000	50.00	50.00	50.00
Short Put Options	2,190,000	40.26	42.00	40.00
2019
Collar Contracts
Short Call Options	1,606,000	61.44	63.00	56.50
Long Put Options	1,606,000	50.00	50.00	50.00
Short Put Options	1,606,000	38.07	40.00	37.50

	Volume in Bbls	Weighted Average	Range
Period and Type of Contract			High	Low
2017
Price Swap Contracts	1,460,000	$46.93	$48.43	$45.00
Collar Contracts
Short Call Options	2,075,000	60.46	85.00	54.40
Long Put Options	1,527,500	48.39	50.00	47.00
Short Put Options	1,527,500	37.19	40.00	35.00
2018
Collar Contracts
Short Call Options	1,825,000	60.64	60.90	60.50
Long Put Options	1,825,000	50.00	50.00	50.00
Short Put Options	1,825,000	40.00	40.00	40.00
2019
Collar Contracts
Short Call Options	1,241,000	62.90	63.00	62.75
Long Put Options	1,241,000	50.00	50.00	50.00
Short Put Options	1,241,000	37.50	37.50	37.50

Natural Gas Derivative Contract [Member]
Open Derivative Contracts

NATURAL GAS DERIVATIVE CONTRACTS

	Volume in	Weighted	Range
Period and Type of Contract	MMBtu	Average	High	Low
2017
Price Swap Contracts	232,500	$3.40	$3.40	$3.39
Collar Contracts
Short Call Options	3,036,000	3.69	4.11	3.25
Long Put Options	2,728,500	3.17	3.60	3.00
Long Call Options	155,000	2.95	2.95	2.95
Short Put Options	2,883,500	2.60	3.00	2.50
2018
Collar Contracts
Short Call Options	6,582,000	5.26	5.53	4.00
Long Put Options	5,925,000	4.43	4.50	3.60
Short Put Options	5,925,000	3.92	4.00	3.00

	Volume in MMBtu	Weighted Average	Range
Period and Type of Contract			High	Low
2017
Price Swap Contracts	450,000	$2.47	$2.47	$2.47
Collar Contracts
Short Call Options	10,220,000	3.68	3.94	3.56
Long Put Options	9,320,000	3.09	3.30	3.00
Long Call Options	1,125,000	3.44	3.56	3.25
Short Put Options	9,320,000	2.56	2.70	2.50
2018
Collar Contracts
Short Call Options	6,132,000	5.34	5.53	4.00
Long Put Options	5,475,000	4.50	4.50	4.50
Short Put Options	5,475,000	4.00	4.00	4.00

Natural Gas Liquids Derivative Contracts [Member]
Open Derivative Contracts	NATURAL GAS LIQUIDS DERIVATIVE CONTRACTS

	Volume in Gal	Weighted Average	Range
Period and Type of Contract			High	Low
2017
Price Swap Contracts
Short Price Swaps	1,545,600	$0.47	$0.47	$0.47

	Volume in Gal	Weighted Average	Range
Period and Type of Contract			High	Low
2017
Price Swap Contracts	5,371,800	$0.46	$0.47	$0.45

Basis Swap Derivative Contract [Member]
Natural Gas Basis Swap Contracts

We had the following open financial basis swaps at September 30, 2017:

BASIS SWAP DERIVATIVE CONTRACTS

Volume in MMBtu (1)	Reference Price 1	Reference Price 2	Period	Weighted Average Spread ($ per MMBtu)
2,915,000	TEX/OKL Mainline (PEPL)	NYMEX Henry Hub	Oct’17 – Dec’ 17	$(0.21)
6,980,000	TEX/OKL Mainline (PEPL)	NYMEX Henry Hub	Jan’18 – Dec’ 18	(0.30)
152,500	WAHA	NYMEX Henry Hub	Nov’18 – Dec’ 18	(0.46)
225,000	WAHA	NYMEX Henry Hub	Jan’19 – Mar’ 19	(0.46)

(1)	Represents short swaps that fix the basis differentials (i) between Tex/OKL Panhandle Eastern Pipeline (“PEPL”) Inside FERC (“IFERC”) and NYMEX Henry Hub and (ii) between WAHA and NYMEX Henry Hub.

Volume in MMBtu	Reference Price 1 (1)	Reference Price 2 (1)	Period	Weighted Average Spread ($ per MMBtu)
12,470,000	NYMEX Henry Hub	Tex/OKL Panhandle Eastern Pipeline	Jan’ 17 – Dec’ 17	$(0.24)
5,910,000	NYMEX Henry Hub	Tex/OKL Panhandle Eastern Pipeline	Jan’ 18 – Oct’ 18	(0.27)

(1)	Represents short swaps that fix the basis differentials between Tex/OKL Panhandle Eastern Pipeline (“PEPL”) INSIDE FERC (“IFERC”) and NYMEX Henry Hub.